Interest Expense, Net of Amounts Capitalized - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Bottom of range [member]
Disclosure of interest expense [Line Items]
Capitalization rate of borrowing costs eligible for capitalization	4.40%	4.50%	3.20%
Top of range [member]
Disclosure of interest expense [Line Items]
Capitalization rate of borrowing costs eligible for capitalization	5.60%	5.10%	5.10%